Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Financial Assets and Financial Liabilities
Schedule of Financial Assets and liabilities	Set out below is an overview of financial assets and liabilities, other than cash and cash equivalents, held by the Group as of June 30, 2023 and December 31, 2022:
	As of June 30, 2023 (unaudited)	As of December 31, 2022
	(in €)
Financial assets at amortized cost
Non-current financial assets	18,951,267	2,900,902
Financial assets from government grants	5,193,245	732,971
Other current financial assets	77,601,286	64,791,088
Financial liabilities at amortized cost
Liabilities from government grants	801,632	6,209,266
Trade and other payables	5,200,809	4,987,538